Portfolio of Investments November 30, 2024
NXN
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.8% (100.0% of Total Investments)
X 49,271,417 MUNICIPAL BONDS - 97.8%  (100.0% of Total Investments) X –
CONSUMER STAPLES - 4.3% (4.4% of Total Investments)
$ 435,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5 .000% 06/01/38 $ 420,091
195,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .625 06/01/35 199,407
1,530,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .750 06/01/43 1,554,457
TOTAL CONSUMER STAPLES 2,173,955
EDUCATION AND CIVIC ORGANIZATIONS - 10.6% (10.9% of Total Investments)
250,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Enterprise Charter
School Project, Series 2011A
7 .500 12/01/40 239,696
30,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4 .500 06/15/43 30,135
35,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4 .750 06/15/58 35,058
35,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/52 36,765
100,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/62 104,443
100,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 97,786
115,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/56 105,955
140,000 (a) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250 07/01/53 144,905
165,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/42 171,265
130,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/50 132,945
1,000,000 Dormitory Authority of the State of New York, Housing Revenue
Bonds, Fashion Institute of Technology, Series 2007 - FGIC
Insured
5 .250 07/01/34 1,039,664
605,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/40 605,886
365,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2016A
5 .000 07/01/41 373,171
290,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2015A
5 .000 07/01/35 293,326
1,185,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2016A
5 .000 07/01/35 1,222,412
250,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5 .500 12/01/36 236,555
215,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 202,402
110,000 Hempstead Town Local Development Corporation, New York,
Revenue Bonds, Adelphi University Project, Series 2013
5 .000 09/01/38 110,078
180,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium
Project, Series 2020A - AGM Insured
4 .000 03/01/45 178,854
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 5,361,301
FINANCIALS - 1.0% (1.1% of Total Investments)
450,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 525,428
TOTAL FINANCIALS 525,428

Portfolio of Investments November 30, 2024
(continued)
NXN

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
HEALTH CARE - 14.4% (14.7% of Total Investments)
$ 890,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .000% 05/01/45 $ 888,830
760,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .250 05/01/52 766,054
600,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
5 .250 05/01/54 663,921
1,100,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000 08/01/34 1,144,004
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4 .000 07/01/50 993,714
300,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/40 288,360
65,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/24 65,000
200,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/32 199,792
100,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/35 98,780
20,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 21,551
160,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .500 10/01/54 179,480
500,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
4 .000 07/01/41 484,365
195,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017
5 .000 12/01/46 197,453
420,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A
4 .000 12/01/46 397,291
835,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016
5 .000 11/01/46 819,095
25,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023
6 .250 11/01/52 28,601
TOTAL HEALTH CARE 7,236,291
INDUSTRIALS - 3.5% (3.6% of Total Investments)
865,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 865,477
10,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding Green
Series 2022A-CL2
3 .500 09/15/52 8,592
365,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/41 344,169
85,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/46 77,285
535,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 04/30/53 472,144
TOTAL INDUSTRIALS 1,767,667
LONG-TERM CARE - 0.2% (0.2% of Total Investments)
80,000 Dormitory Authority of the State of New York, Non-State
Supported Debt, Ozanam Hall of Queens Nursing Home
Revenue Bonds, Series 2006
5 .000 11/01/31 79,642
25,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019
5 .000 01/01/40 24,609
TOTAL LONG-TERM CARE 104,251
MATERIALS - 0.3% (0.3% of Total Investments)
160,000 (a) Build New York City Resource Corporation, New York, Solid
Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project,
Series 2014, (AMT)
5 .000 01/01/35 160,116
TOTAL MATERIALS 160,116

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 6.0% (6.1% of Total Investments)
$ 1,000,000 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B - AGM Insured
5 .000% 04/01/44 $ 1,078,323
1,000,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2021A - AGM Insured
4 .000 04/01/51 1,007,820
835,000 New York City, New York, General Obligation Bonds, Fiscal 2020
SeriesD-1
4 .000 03/01/50 829,342
117,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 112,732
TOTAL TAX OBLIGATION/GENERAL 3,028,217
TAX OBLIGATION/LIMITED - 29.4% (30.1% of Total Investments)
1,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2015A
5 .000 03/15/31 1,004,551
1,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Bidding Group 1
Through 5, Series 2020A
4 .000 03/15/44 1,001,020
2,975,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A Group C
5 .000 03/15/41 3,068,450
1,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A
5 .000 03/15/40 1,052,838
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/25 1,012,062
250,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Green Fiscal 2022 Series A
4 .000 02/15/36 265,529
800,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/45 820,728
1,000,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal Series 2015S-2
5 .000 07/15/40 1,007,736
1,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1
4 .000 02/01/51 991,277
1,060,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
4 .250 05/01/54 1,067,881
1,120,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose Group 1, Series
2019A
4 .000 03/15/48 1,108,686
1,275,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,280,755
65,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021B-1
4 .000 05/15/56 63,185
315,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A
4 .000 05/15/51 309,885
685,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C
5 .250 05/15/52 750,854
TOTAL TAX OBLIGATION/LIMITED 14,805,437
TRANSPORTATION - 19.8% (20.2% of Total Investments)
620,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2016C-1
5 .250 11/15/56 628,934
100,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 100,001
1,110,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 1,110,083
620,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5 .500 12/31/60 668,220
85,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 85,142
830,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 831,044

Portfolio of Investments November 30, 2024
(continued)
NXN

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 30,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375% 08/01/36 $ 31,648
105,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6 .000 06/30/54 114,627
465,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5 .375 06/30/60 486,583
130,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5 .000 12/01/35 140,418
265,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/35 285,303
700,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/28 728,606
300,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/31 310,453
300,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 337,595
1,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fifth Series 2017
5 .000 11/15/47 1,564,575
1,475,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT)
4 .000 07/15/55 1,395,233
1,095,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Subordinate Lien Series
2017A2
5 .000 11/15/42 1,134,385
TOTAL TRANSPORTATION 9,952,850
U.S. GUARANTEED - 0.1% (0.1% of Total Investments) (b)
20,000 Dormitory Authority of the State of New York, Lease Revenue
Bonds, State University Dormitory Facilities, Series 2015A, (Pre-
refunded 7/01/25)
5 .000 07/01/31 20,247
25,000 Dormitory Authority of the State of New York, Lease Revenue
Bonds, State University Dormitory Facilities, Series 2015A, (Pre-
refunded 7/01/25)
5 .000 07/01/33 25,308
TOTAL U.S. GUARANTEED 45,555
UTILITIES - 8.2% (8.3% of Total Investments)
200,000 Buffalo Municipal Water Finance Authority, New York, Water
System Revenue Bonds, Refunding Series 2015A
5 .000 07/01/29 202,017
140,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E
5 .000 09/01/53 152,252
180,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2016B
5 .000 09/01/46 183,695
230,000 New York State Power Authority, General Revenue Bonds, Green
Series 2024A
4 .000 11/15/54 228,825
1,500,000 New York State Power Authority, General Revenue Bonds, Series
2020A
4 .000 11/15/60 1,471,927
265,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .000 11/15/53 289,411
150,000 (a) Niagara Area Development Corporation, New York, Solid Waste
Disposal Facility Revenue Refunding Bonds, Covanta Energy
Project, Series 2018A, (AMT)
4 .750 11/01/42 146,806
405,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 417,747

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
UTILITIES (continued)
$ 1,000,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Refunding Series 2015
5 .000% 12/15/33 $ 1,017,669
TOTAL UTILITIES 4,110,349
TOTAL MUNICIPAL BONDS
(Cost $48,261,147) 49,271,417
TOTAL LONG-TERM INVESTMENTS
(Cost $48,261,147) 49,271,417
OTHER ASSETS & LIABILITIES, NET - 2.2% 1,099,301
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 50,370,718
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 49,271,417 $ – $ 49,271,417
Total
$ – $ 49,271,417 $ – $ 49,271,417
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,827,279 or 5.7% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax